Quarterly Holdings Report
for
Fidelity® U.S. Sustainability Index Fund
January 31, 2026
USY-NPRT1-0426
1.9887355.108
Common Stocks - 91.4%
	Shares	Value ($)
BRAZIL - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (b)	6,651	14,284,951
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	38,770	8,767,448
UNITED STATES - 90.9%
Communication Services - 12.4%
Diversified Telecommunication Services - 0.8%
Comcast Corp Class A	538,203	16,011,539
Verizon Communications Inc	632,669	28,166,424
		44,177,963
Entertainment - 0.9%
Electronic Arts Inc	46,435	9,469,025
Take-Two Interactive Software Inc (b)	30,825	6,790,748
Walt Disney Co/The	273,413	30,840,986
		47,100,759
Interactive Media & Services - 10.5%
Alphabet Inc Class A	856,815	289,603,470
Alphabet Inc Class C	753,153	254,964,885
		544,568,355
Media - 0.2%
Charter Communications Inc Class A (b)	11,358	2,341,111
Fox Corp Class A	37,095	2,699,774
Omnicom Group Inc	47,546	3,662,944
		8,703,829
TOTAL COMMUNICATION SERVICES		644,550,906
Consumer Discretionary - 8.5%
Automobile Components - 0.0%
Aptiv PLC (b)	32,915	2,493,310
Automobiles - 3.6%
Rivian Automotive Inc Class A (b)	95,199	1,404,185
Tesla Inc (b)	436,767	187,988,885
		189,393,070
Broadline Retail - 0.1%
eBay Inc	43,480	3,966,246
Distributors - 0.1%
Genuine Parts Co	21,831	3,034,291
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings Inc	4,857	24,293,937
Darden Restaurants Inc	15,900	3,169,665
Hilton Worldwide Holdings Inc	35,575	10,619,493
McDonald's Corp	112,988	35,591,220
Yum! Brands Inc	40,463	6,291,997
		79,966,312
Household Durables - 0.4%
DR Horton Inc	38,372	5,711,289
Garmin Ltd	21,799	4,395,550
NVR Inc (b)	603	4,604,345
PulteGroup Inc	30,710	3,841,514
		18,552,698
Specialty Retail - 2.7%
AutoZone Inc (b)	2,395	8,871,775
Best Buy Co Inc	27,382	1,782,567
Burlington Stores Inc (b)	9,912	2,932,564
Dick's Sporting Goods Inc	9,875	1,994,750
Home Depot Inc/The	150,218	56,270,161
Lowe's Cos Inc	79,683	21,280,142
O'Reilly Automotive Inc (b)	117,118	11,525,582
TJX Cos Inc/The	171,234	25,652,566
Tractor Supply Co	75,110	3,821,597
Ulta Beauty Inc (b)	7,025	4,547,704
Williams-Sonoma Inc	17,952	3,673,877
		142,353,285
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	21,925	2,616,530
Lululemon Athletica Inc (b)	15,670	2,734,415
		5,350,945
TOTAL CONSUMER DISCRETIONARY		445,110,157
Consumer Staples - 4.0%
Beverages - 1.8%
Coca-Cola Co/The	649,715	48,605,180
Keurig Dr Pepper Inc	187,693	5,150,296
Monster Beverage Corp (b)	114,299	9,230,787
PepsiCo Inc	194,216	29,837,404
		92,823,667
Consumer Staples Distribution & Retail - 0.4%
Dollar General Corp	31,153	4,468,274
Kroger Co/The	76,240	4,791,684
Sysco Corp	58,203	4,880,322
Target Corp	62,898	6,633,852
		20,774,132
Food Products - 0.2%
Bunge Global SA	24,901	2,835,726
General Mills Inc	82,306	3,807,476
Hormel Foods Corp	40,119	987,328
JM Smucker Co	17,264	1,810,303
McCormick & Co Inc/MD	31,336	1,937,505
		11,378,338
Household Products - 1.5%
Church & Dwight Co Inc	41,384	3,983,210
Clorox Co/The	23,175	2,613,908
Colgate-Palmolive Co	125,118	11,296,904
Kimberly-Clark Corp	54,638	5,463,254
Procter & Gamble Co/The	353,523	53,654,186
		77,011,462
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	34,858	4,018,430
Kenvue Inc	303,953	5,288,782
		9,307,212
TOTAL CONSUMER STAPLES		211,294,811
Energy - 1.5%
Energy Equipment & Services - 0.4%
Baker Hughes Co Class A	127,696	7,156,084
Halliburton Co	145,413	4,874,244
SLB Ltd	221,306	10,706,784
		22,737,112
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy Inc	33,090	6,999,197
Marathon Petroleum Corp	52,843	9,310,408
ONEOK Inc	77,748	6,156,864
Phillips 66	61,364	8,809,416
Targa Resources Corp	26,808	5,387,871
Valero Energy Corp	48,002	8,709,003
Williams Cos Inc/The	181,372	12,199,081
		57,571,840
TOTAL ENERGY		80,308,952
Financials - 10.7%
Banks - 0.9%
Citizens Financial Group Inc	65,296	4,112,342
Huntington Bancshares Inc/OH	303,787	5,310,197
KeyCorp	130,494	2,808,231
PNC Financial Services Group Inc/The	50,296	11,231,097
Regions Financial Corp	153,858	4,384,953
Truist Financial Corp	178,816	9,194,719
US Bancorp	221,658	12,437,230
		49,478,769
Capital Markets - 3.7%
Ameriprise Financial Inc	15,846	8,353,853
Bank of New York Mellon Corp/The	106,405	12,760,088
Blackrock Inc	21,115	23,626,418
Cboe Global Markets Inc	16,700	4,426,502
Charles Schwab Corp/The	265,623	27,603,542
Intercontinental Exchange Inc	86,862	15,094,878
LPL Financial Holdings Inc	12,214	4,452,003
Moody's Corp	23,044	11,880,565
Morgan Stanley	175,053	31,999,688
Nasdaq Inc	60,815	5,892,365
Northern Trust Corp	28,604	4,274,296
Raymond James Financial Inc	27,395	4,543,735
S&P Global Inc	48,344	25,515,480
State Street Corp	39,947	5,227,464
T Rowe Price Group Inc	35,156	3,715,286
		189,366,163
Consumer Finance - 1.0%
American Express Co	83,136	29,278,005
Capital One Financial Corp	83,606	18,303,862
Synchrony Financial	57,377	4,167,291
		51,749,158
Financial Services - 3.5%
Equitable Holdings Inc	62,480	2,899,072
Fidelity National Information Services Inc	88,391	4,883,603
Fiserv Inc (b)	84,628	5,393,342
Mastercard Inc Class A	138,144	74,430,606
PayPal Holdings Inc	137,570	7,248,563
Visa Inc Class A	270,716	87,124,531
		181,979,717
Insurance - 1.6%
AFLAC Inc	71,789	7,964,990
Allstate Corp/The	39,613	7,882,591
Arch Capital Group Ltd (b)	55,870	5,365,755
Hartford Insurance Group Inc/The	41,413	5,593,240
Marsh & McLennan Cos Inc	71,478	13,451,445
Principal Financial Group Inc	41,747	3,954,275
Progressive Corp/The	89,365	18,587,920
Prudential Financial Inc	53,849	5,983,162
Travelers Companies Inc/The	31,611	8,993,646
Willis Towers Watson PLC	14,907	4,732,525
		82,509,549
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management Inc	93,821	2,158,821
TOTAL FINANCIALS		557,242,177
Health Care - 9.9%
Biotechnology - 1.6%
Alnylam Pharmaceuticals Inc (b)	20,033	6,772,356
Amgen Inc	78,902	26,975,016
Biogen Inc (b)	23,048	4,146,105
Gilead Sciences Inc	183,239	26,010,776
Incyte Corp (b)	20,534	2,054,837
Neurocrine Biosciences Inc (b)	13,570	1,846,334
Vertex Pharmaceuticals Inc (b)	37,037	17,403,686
		85,209,110
Health Care Equipment & Supplies - 0.6%
Cooper Cos Inc/The (b)	23,758	1,933,426
Dexcom Inc (b)	54,281	3,964,684
Edwards Lifesciences Corp (b)	87,276	7,100,775
Hologic Inc (b)	35,050	2,626,297
IDEXX Laboratories Inc (b)	11,462	7,684,813
Insulet Corp (b)	9,271	2,371,615
Solventum Corp (b)	19,195	1,477,438
STERIS PLC	14,205	3,730,233
Zimmer Biomet Holdings Inc	23,126	2,013,581
		32,902,862
Health Care Providers & Services - 1.1%
Cencora Inc	31,787	11,418,526
Cigna Group/The	41,177	11,287,027
Elevance Health Inc	33,521	11,589,551
HCA Healthcare Inc	28,315	13,825,365
Humana Inc	17,837	3,481,782
Labcorp Holdings Inc	13,277	3,604,971
Quest Diagnostics Inc	19,587	3,663,357
		58,870,579
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)	22,873	4,664,262
Life Sciences Tools & Services - 0.8%
Agilent Technologies Inc	42,614	5,703,884
Danaher Corp	99,356	21,748,035
IQVIA Holdings Inc (b)	25,974	5,977,916
Mettler-Toledo International Inc (b)	3,538	4,858,523
Waters Corp (b)	9,126	3,383,191
West Pharmaceutical Services Inc	11,274	2,605,647
		44,277,196
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co	299,214	16,471,731
Eli Lilly & Co	127,554	132,292,631
Johnson & Johnson	388,332	88,248,447
Merck & Co Inc	387,117	42,687,392
Royalty Pharma PLC Class A	54,984	2,291,733
Zoetis Inc Class A	64,530	8,054,635
		290,046,569
TOTAL HEALTH CARE		515,970,578
Industrials - 7.4%
Aerospace & Defense - 1.0%
Axon Enterprise Inc (b)	10,576	5,114,342
GE Aerospace	161,082	49,418,347
		54,532,689
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	18,201	3,548,285
Expeditors International of Washington Inc	27,481	4,411,800
United Parcel Service Inc Class B	110,509	11,738,266
		19,698,351
Building Products - 0.7%
Allegion plc	17,845	2,951,384
Carrier Global Corp	113,970	6,790,333
Johnson Controls International plc	94,373	11,254,924
Lennox International Inc	6,382	3,159,600
Trane Technologies PLC	35,465	14,915,870
		39,072,111
Commercial Services & Supplies - 0.3%
Cintas Corp	56,021	10,721,859
Veralto Corp	37,357	3,697,596
		14,419,455
Construction & Engineering - 0.3%
EMCOR Group Inc	6,003	4,326,542
Quanta Services Inc	20,230	9,601,765
		13,928,307
Electrical Equipment - 0.6%
Eaton Corp PLC	56,454	19,839,065
Hubbell Inc	6,389	3,117,448
Rockwell Automation Inc	15,526	6,546,538
		29,503,051
Ground Transportation - 0.7%
CSX Corp	270,749	10,223,482
JB Hunt Transport Services Inc	14,382	2,915,519
Old Dominion Freight Line Inc	27,558	4,773,046
Union Pacific Corp	89,202	20,971,390
		38,883,437
Industrial Conglomerates - 0.2%
3M Co	70,492	10,796,555
Machinery - 2.2%
Caterpillar Inc	74,810	49,177,102
CNH Industrial NV Class A	145,995	1,570,906
Cummins Inc	19,560	11,321,719
Deere & Co	36,912	19,489,536
Dover Corp	18,893	3,806,751
Fortive Corp	51,346	2,711,582
Graco Inc	32,595	2,846,521
IDEX Corp	12,616	2,504,907
Illinois Tool Works Inc	39,664	10,362,617
Ingersoll Rand Inc	63,145	5,436,153
Pentair PLC	24,851	2,618,550
Xylem Inc/NY	33,254	4,584,729
		116,431,073
Professional Services - 0.5%
Automatic Data Processing Inc	62,366	15,393,176
Broadridge Financial Solutions Inc	17,696	3,488,059
Paychex Inc	43,532	4,489,455
TransUnion	33,521	2,648,829
		26,019,519
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	34,809	8,787,880
United Rentals Inc	10,430	8,156,886
WW Grainger Inc	7,592	8,198,904
		25,143,670
TOTAL INDUSTRIALS		388,428,218
Information Technology - 31.7%
Electronic Equipment, Instruments & Components - 0.0%
Keysight Technologies Inc (b)	20,315	4,394,744
IT Services - 1.5%
Accenture PLC Class A	97,162	25,615,790
Gartner Inc (b)	13,042	2,733,734
IBM Corporation	149,077	45,721,916
Twilio Inc Class A (b)	21,759	2,621,088
		76,692,528
Semiconductors & Semiconductor Equipment - 17.8%
Advanced Micro Devices Inc (b)	246,269	58,299,260
Analog Devices Inc	77,223	24,007,086
Applied Materials Inc	125,390	40,415,705
First Solar Inc (b)	15,769	3,556,225
Intel Corp (b)	678,545	31,531,986
Lam Research Corp	199,667	46,614,258
Marvell Technology Inc	132,103	10,425,569
NVIDIA Corp	3,567,783	681,910,366
Texas Instruments Inc	138,808	29,920,064
		926,680,519
Software - 11.9%
Adobe Inc (b)	68,235	20,009,914
Atlassian Corp Class A (b)	25,515	3,015,363
Autodesk Inc (b)	41,004	10,368,681
Cadence Design Systems Inc (b)	43,104	12,774,301
Docusign Inc (b)	32,878	1,727,409
Fair Isaac Corp (b)	3,951	5,780,985
HubSpot Inc (b)	8,023	2,246,439
Intuit Inc	45,482	22,691,879
Microsoft Corp	1,019,703	438,768,004
Palo Alto Networks Inc (b)	107,003	18,936,321
PTC Inc (b)	29,227	4,563,212
Salesforce Inc	153,816	32,653,599
Servicenow Inc (b)	168,495	19,715,600
Synopsys Inc (b)	27,727	12,896,244
Trimble Inc (b)	46,836	3,166,114
Workday Inc Class A (b)	35,781	6,284,217
Zscaler Inc (b)	17,775	3,555,178
		619,153,460
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co	86,211	1,855,261
HP Inc	45,021	875,208
NetApp Inc	3,223	310,536
Seagate Technology Holdings PLC	25,007	10,195,104
Western Digital Corp	41,273	10,327,743
		23,563,852
TOTAL INFORMATION TECHNOLOGY		1,650,485,103
Materials - 2.1%
Chemicals - 1.0%
Ecolab Inc	37,936	10,697,573
International Flavors & Fragrances Inc	35,920	2,507,575
Linde PLC	69,123	31,587,138
LyondellBasell Industries NV Class A1	20,552	1,007,048
PPG Industries Inc	42,663	4,933,123
		50,732,457
Construction Materials - 0.3%
CRH PLC	99,939	12,233,533
Martin Marietta Materials Inc	8,600	5,606,770
		17,840,303
Containers & Packaging - 0.2%
Avery Dennison Corp	12,638	2,344,475
Ball Corp	43,528	2,475,437
International Paper Co	69,322	2,795,063
Smurfit WestRock PLC	73,004	3,039,157
		10,654,132
Metals & Mining - 0.6%
Newmont Corp	170,947	19,205,895
Nucor Corp	32,121	5,708,544
Steel Dynamics Inc	21,156	3,798,983
		28,713,422
TOTAL MATERIALS		107,940,314
Real Estate - 1.8%
Health Care REITs - 0.4%
Healthpeak Properties Inc	70,621	1,217,506
Welltower Inc	109,100	20,550,076
		21,767,582
Industrial REITs - 0.3%
Prologis Inc	131,672	17,191,096
Office REITs - 0.0%
BXP Inc	24,459	1,581,763
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	44,654	7,605,916
Specialized REITs - 1.0%
American Tower Corp	69,033	12,376,237
Crown Castle Inc	64,829	5,627,805
Digital Realty Trust Inc	45,840	7,607,148
Equinix Inc	14,167	11,630,115
Iron Mountain Inc	47,277	4,355,630
SBA Communications Corp Class A	18,091	3,330,734
Weyerhaeuser Co	105,925	2,730,747
		47,658,416
TOTAL REAL ESTATE		95,804,773
Utilities - 0.9%
Electric Utilities - 0.3%
Edison International	47,448	2,955,061
Eversource Energy	40,819	2,821,817
Exelon Corp	123,058	5,510,538
NRG Energy Inc	25,308	3,862,760
Oklo Inc Class A (b)	14,703	1,170,653
		16,320,829
Gas Utilities - 0.1%
Atmos Energy Corp	23,282	3,872,727
Multi-Utilities - 0.3%
CMS Energy Corp	40,309	2,881,690
Consolidated Edison Inc	40,891	4,360,207
NiSource Inc	51,425	2,277,613
Sempra	75,771	6,592,836
		16,112,346
Water Utilities - 0.2%
American Water Works Co Inc	36,448	4,706,530
Essential Utilities Inc	112,425	4,360,966
		9,067,496
TOTAL UTILITIES		45,373,398
TOTAL UNITED STATES		4,742,509,387
TOTAL COMMON STOCKS (Cost $2,759,909,162)		4,765,561,786

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $12,126,970)	3.82	12,141,000	12,128,882

Money Market Funds - 8.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $423,885,211)	3.70	423,799,747	423,884,507

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,195,921,343)	5,201,575,175
NET OTHER ASSETS (LIABILITIES) - 0.3% (c)	17,301,323
NET ASSETS - 100.0%	5,218,876,498

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	175	3/2026	89,845,000	432,018
CME E-Mini S&P 500 Index Contracts (United States)	1,040	3/2026	362,219,000	2,612,510

TOTAL FUTURES CONTRACTS				3,044,528
The notional amount of long futures as a percentage of Net Assets is 8.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Includes $17,103,533 of cash collateral to cover margin requirements for futures contracts.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,128,882.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	283,664,053	241,242,665	101,014,975	3,325,303	(6,532)	(704)	423,884,507	423,799,747	0.7%
Total	283,664,053	241,242,665	101,014,975	3,325,303	(6,532)	(704)	423,884,507

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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